Subsequent Events - Additional Information (Detail) - USD ($) $ in Millions			12 Months Ended
	Feb. 19, 2021	Feb. 16, 2021	Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [line items]
Key management personnel non-cash stock-based compensation expense recognized			$ 0.7
Strategic research and development collaboration [Member] | Cytovia Therapeutics, Inc. [Member]
Disclosure of non-adjusting events after reporting period [line items]
Revenue from collaborative arrangement		$ 760.0
Equity interest receivable value		15.0
Upfront cash payments		$ 15.0
Compensation and benefits as part termination [member] | Chief Executive Officer [Member]
Disclosure of non-adjusting events after reporting period [line items]
Key management personnel cash expense for separation related payments	$ 2.3
Key management personnel non-cash stock-based compensation expense recognized	0.1
Compensation and benefits as part termination [member] | Chief Executive Officer [Member] | Unvested stock awards [member]
Disclosure of non-adjusting events after reporting period [line items]
Key management personnel non-cash stock-based compensation expense recognized	$ 2.5